RMB DENOMINATED US$-SETTLED SENIOR NOTES - Additional Information (Detail) (Senior Notes) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended		12 Months Ended
	Sep. 02, 2011 USD ($)	Sep. 02, 2011 CNY	Apr. 11, 2011 CNY	Feb. 18, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Semi Annual Payment, First Payment	Dec. 31, 2011 Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Aggregate principal amount of senior notes sold			500,000	1,200,000
Interest rate on senior notes					10.00%
Debt instrument, maturity date					Feb. 28, 2014
Offering expenses					5,749
Proceeds from issuance of senior notes, net of offering expense					252,908
Senior notes, payment date						--02-28	--08-28
Repurchase of senior notes	10,709	68,400
Repurchase of senior notes, cash consideration	8,223
Debt issuance costs and debt discount	240
Gain on repurchase of senior notes	$ 2,246